Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2018
Changes in the carrying amount of the Company's goodwill balance
Beginning balance	$ 417,696	$ 401,724
Additions to goodwill related to acquisitions	1,015	15,972
Ending balance	$ 418,711	$ 417,696